Exhibit 99.6

Data Compare (Non-Ignored)

Run Date - 7/24/2026 8:46:44 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment